UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-21616

RMR F.I.R.E FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Thomas M. O’Brien, President RMR F.I.R.E. Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan

State Street Bank and Trust Company

2 Avenue De Lafayette, 6th Floor

Boston, Massachusetts 02111

Thomas Reyes, Esq.

State Street Bank and Trust Company

 2 Avenue De Lafayette, 6th Floor

Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

RMR F.I.R.E. Fund

Portfolio of Investments  –  March 31, 2007 (unaudited)

Company	Shares	Value
Common Stocks – 85.9%
Financial Services – 28.2%
Banks – 11.9%
Bank of America Corp.	4,000	$204,080
Citigroup, Inc.	6,000	308,040
Comerica, Inc.	4,000	236,480
Countrywide Financial Corp.	6,000	201,840
Farmers Capital Bank Corp.	3,035	89,168
Fifth Third Bancorp	12,000	464,280
First Commonwealth Financial Corp.	28,000	329,000
First Horizon National Corp.	11,400	473,442
Firstmerit Corp.	12,800	270,208
FNB Corp.	28,500	480,225
Marshall & Ilsley Corp.	3,000	138,930
National City Corp.	12,400	461,900
Regions Financial Corp.	7,000	247,590
Trustco Bank Corp. NY	23,400	224,172
		4,129,355
Thrifts – 7.2%
Beverly Hills Bancorp, Inc.	58	441
Capitol Federal Financial	9,605	363,165
Flagstar Bancorp, Inc.	25,000	298,750
IndyMac Bancorp, Inc.	8,500	272,425
New York Community Bancorp, Inc.	72,200	1,269,998
Washington Mutual, Inc.	7,000	282,660
		2,487,439
Other Financial Services – 9.1%
American Capital Strategies, Ltd.	15,500	686,805
Centerline Holding Co.	44,200	855,270
Fannie Mae	13,000	709,540
Friedman Billings Ramsey Group, Inc. *	54,000	298,080
MCG Capital Corp.	18,000	337,680
SLM Corp.	7,000	286,300
		3,173,675
Total Financial Services (Cost $11,580,681)		9,790,469
Insurance – 0.4%
Diversified – 0.4%
The Allstate Corp.	2,000	120,120
Total Insurance (Cost $119,930)		120,120
Real Estate – 55.1%
Apartments – 3.1%
Apartment Investment & Management Co. *	14,000	807,660
Home Properties, Inc. *	300	15,843
UDR, Inc. *	8,000	244,960
		1,068,463
Diversified – 13.5%
Cousins Properties, Inc. *	6,900	226,734
Crescent Real Estate Equities Co. *	76,900	1,542,614
iStar Financial, Inc. *	17,000	796,110
Lexington Corporate Properties Trust *	51,400	1,086,082
Meruelo Maddux Properties, Inc. (a)	3,100	27,125
National Retail Properties, Inc. *	41,350	1,000,256
		4,678,921

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks – continued
Real Estate – continued
Health Care – 10.1%
Health Care Property Investors, Inc. *	16,850	$607,105
Health Care REIT, Inc. *	34,904	1,532,286
Healthcare Realty Trust, Inc. *	13,500	503,550
Nationwide Health Properties, Inc. *	26,400	825,264
OMEGA Healthcare Investors, Inc. *	2,000	34,300
		3,502,505
Hospitality – 1.6%
Eagle Hospitality Properties Trust, Inc. *	36,500	406,975
LaSalle Hotel Properties *	3,300	152,988
		559,963
Industrial – 5.0%
AMB Property Corp. *	3,000	176,370
DCT Industrial Trust, Inc. *	2,200	26,026
First Industrial Realty Trust, Inc. *	33,700	1,526,610
		1,729,006
Manufactured Homes – 2.4%
Sun Communities, Inc. *	27,000	837,540
Mortgage – 9.3%
Abingdon Investment, Ltd. (b)	100,000	950,000
Alesco Financial, Inc. *	142,400	1,240,304
American Mortgage Acceptance Co. *	7,400	66,156
HomeBanc Corp. *	7,500	26,175
New Century Financial Corp. *	13,000	13,780
Newcastle Investment Corp. *	26,500	734,845
NovaStar Financial, Inc. *	37,500	187,500
		3,218,760
Office – 0.6%
American Financial Realty Trust *	21,000	211,680
Parkway Properties, Inc. *	300	15,675
		227,355
Retail – 9.1%
Developers Diversified Realty Corp. *	5,000	314,500
Equity One, Inc. *	3,000	79,500
Glimcher Realty Trust *	59,300	1,602,286
New Plan Excel Realty Trust *	35,650	1,177,520
Realty Income Corp. *	200	5,640
		3,179,446
Specialty – 0.4%
Getty Realty Corp. *	4,000	114,960
Resource Capital Corp. *	2,000	32,280
		147,240
Total Real Estate (Cost $18,835,063)		19,149,199
Other – 2.2%
Iowa Telecommunication Services, Inc.	37,500	750,000
Total Other (Cost $631,150)		750,000
Total Common Stocks (Cost $31,166,824)		29,809,788
Preferred Stocks – 59.3%
Real Estate – 56.4%
Apartments – 9.4%
Apartment Investment & Management Co., Series U *	32,500	829,725
Apartment Investment & Management Co., Series V *	27,700	728,233
Apartment Investment & Management Co., Series Y *	65,000	1,692,275
		3,250,233

See notes to portfolio of investments.

Company	Shares	Value
Preferred Stocks – continued
Real Estate – continued
Diversified – 5.6%
Cousins Properties, Inc., Series B *	20,000	$514,600
Digital Realty Trust, Inc., Series A *	20,000	516,400
LBA Realty LLC, Series B *	45,000	911,250
		1,942,250
Health Care – 3.4%
Health Care REIT, Inc., Series F *	26,900	692,675
OMEGA Healthcare Investors Inc., Series D *	19,000	490,200
		1,182,875
Hospitality – 14.8%
Eagle Hospitality Properties Trust, Inc., Series A *	14,000	343,000
Entertainment Properties Trust, Series B *	40,000	1,024,400
Equity Inns, Inc., Series B *	50,000	1,289,000
FelCor Lodging Trust, Inc., Series C *	64,000	1,628,160
Host Marriott Corp., Series E *	10,000	270,000
Strategic Hotels & Resorts, Inc., Series B *	13,700	348,734
Winston Hotels, Inc., Series B *	10,900	255,060
		5,158,354
Manufactured Homes – 0.5%
Affordable Residential Communities, Series A *	6,900	175,260
Mortgage – 9.2%
Anthracite Capital, Inc., Series D *	6,000	142,200
HomeBanc Corp., Series A *	10,000	234,000
MFA Mortgage Investments, Inc., Series A *	13,800	345,552
RAIT Investment Trust, Series B *	59,000	1,475,000
Thornburg Mortgage, Inc., Series C *	40,000	1,000,000
		3,196,752
Office – 2.5%
Alexandria Real Estate Equities, Inc., Series C *	31,600	856,676
Retail – 11.0%
CBL & Associates Properties, Inc., Series D *	10,000	257,000
Glimcher Realty Trust, Series F *	26,500	677,605
Glimcher Realty Trust, Series G *	41,000	1,037,300
Ramco-Gershenson Properties Trust, Series B *	36,000	915,120
Taubman Centers, Inc., Series G *	15,000	387,450
The Mills Corp., Series E *	9,500	248,995
The Mills Corp., Series G *	11,500	300,725
		3,824,195
Total Real Estate (Cost $19,741,463)		19,586,595
Financial Services – 2.9%
Corts-UNUM Provident Financial Trust	38,000	1,016,880
Total Financial Services (Cost $982,300)		1,016,880
Total Preferred Stocks (Cost $20,723,763)		20,603,475
Short-Term Investments – 10.6%
Other Investment Companies – 10.6%
SSgA Money Market Fund, 4.98% (c) (Cost $3,684,918)	3,684,918	3,684,918
Total Investments – 155.8% (Cost $55,575,505) (d)		54,098,181
Other assets less liabilities – 1.8%		628,647
Preferred Shares, at liquidation preference – (57.6)%		(20,000,000)
Net Assets applicable to common shareholders – 100%		$34,726,828

Notes to Portfolio of Investments
*	Real Estate Investment Trust, or REIT
(a)	As of March 31, 2007, this security had not paid a distribution.
(b)	144A securities. Securities restricted for resale to Qualified Institutional Buyers (2.7% of net assets).
(c)	Rate reflects 7 day yield as of March 31, 2007.

See notes to portfolio of investments.

(d)

Although subject to adjustments to the extent 2007 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of March 31, 2007, are as follows:

Cost	$55,575,505

Gross unrealized appreciation	$2,511,297
Gross unrealized depreciation	(3,988,621)
Net unrealized depreciation	$(1,477,324)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2006, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR F.I.R.E. FUND

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	May 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	May 8, 2007

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 8, 2007